Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.66%
Aerospace & Defense–4.24%
Airbus SE (France)	194,690	$28,723,752
Boeing Co. (The)	129,453	41,201,006
Lockheed Martin Corp.	125,133	53,571,940
		123,496,698
Apparel Retail–1.87%
Ross Stores, Inc.	239,680	26,889,699
TJX Cos., Inc. (The)	468,874	27,682,321
		54,572,020
Apparel, Accessories & Luxury Goods–1.20%
Kering S.A. (France)	57,146	35,100,570
Asset Management & Custody Banks–1.05%
Northern Trust Corp.	312,418	30,557,605
Broadcasting–1.01%
Fox Corp., Class B	813,311	29,547,589
Cable & Satellite–1.82%
Comcast Corp., Class A	759,307	32,794,469
Sirius XM Holdings, Inc.	2,849,921	20,148,942
		52,943,411
Communications Equipment–2.79%
Cisco Systems, Inc.	1,014,393	46,631,646
Motorola Solutions, Inc.	195,889	34,672,353
		81,303,999
Consumer Finance–1.96%
American Express Co.	187,506	24,351,404
Capital One Financial Corp.	328,042	32,738,592
		57,089,996
Data Processing & Outsourced Services–6.92%
Automatic Data Processing, Inc.	138,488	23,735,458
Fidelity National Information Services, Inc.	263,765	37,892,480
Mastercard, Inc., Class A	215,778	68,172,901
Visa, Inc., Class A	361,645	71,956,506
		201,757,345
Distillers & Vintners–1.87%
Diageo PLC (United Kingdom)	689,293	27,272,866
Pernod Ricard S.A. (France)	157,576	27,329,745
		54,602,611
Diversified Banks–3.09%
JPMorgan Chase & Co.	680,535	90,075,613
Electric Utilities–1.71%
Duke Energy Corp.	509,487	49,741,216
Environmental & Facilities Services–0.84%
Republic Services, Inc.	256,308	24,362,075
Financial Exchanges & Data–4.63%
CME Group, Inc., Class A	186,840	40,564,832
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	399,283	$39,824,487
S&P Global, Inc.	185,814	54,579,146
		134,968,465
Gas Utilities–1.04%
Atmos Energy Corp.	142,865	16,719,491
UGI Corp.	326,435	13,576,432
		30,295,923
Health Care Equipment–3.74%
Danaher Corp.	154,021	24,777,358
Medtronic PLC	251,112	28,988,369
STERIS PLC	99,255	14,956,736
Stryker Corp.	191,581	40,366,117
		109,088,580
Home Improvement Retail–2.26%
Home Depot, Inc. (The)	289,087	65,940,745
Hotels, Resorts & Cruise Lines–1.04%
Royal Caribbean Cruises Ltd.	258,126	30,221,392
Household Products–2.03%
Procter & Gamble Co. (The)	474,932	59,186,026
Independent Power Producers & Energy Traders–0.93%
NRG Energy, Inc.	736,403	27,165,907
Industrial Conglomerates–1.24%
Honeywell International, Inc.	207,958	36,022,485
Industrial Gases–1.40%
Air Products and Chemicals, Inc.	170,945	40,806,281
Industrial Machinery–1.24%
Illinois Tool Works, Inc.	206,568	36,145,269
Industrial REITs–1.81%
Prologis, Inc.	568,465	52,799,029
Insurance Brokers–1.94%
Marsh & McLennan Cos., Inc.	506,654	56,674,316
Integrated Oil & Gas–2.72%
Chevron Corp.	484,985	51,961,293
Suncor Energy, Inc. (Canada)	894,345	27,358,013
		79,319,306
IT Consulting & Other Services–1.73%
Accenture PLC, Class A	245,537	50,386,648
Life Sciences Tools & Services–2.64%
Lonza Group AG (Switzerland)(b)	79,187	32,559,433
Thermo Fisher Scientific, Inc.	141,532	44,326,407
		76,885,840
Managed Health Care–3.46%
Humana, Inc.	96,724	32,522,478
UnitedHealth Group, Inc.	251,281	68,461,508
		100,983,986

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rising Dividends Fund

Shares		Value
Office REITs–0.88%
SL Green Realty Corp.	277,349	$25,527,202
Oil & Gas Exploration & Production–0.92%
ConocoPhillips	450,535	26,775,295
Oil & Gas Refining & Marketing–0.93%
Valero Energy Corp.	321,818	27,132,476
Oil & Gas Storage & Transportation–0.67%
TC Energy Corp. (Canada)	357,660	19,606,921
Other Diversified Financial Services–0.74%
Equitable Holdings, Inc.	896,544	21,534,987
Pharmaceuticals–3.57%
Merck & Co., Inc.	413,471	35,326,962
Pfizer, Inc.	599,175	22,313,277
Zoetis, Inc.	345,481	46,367,005
		104,007,244
Property & Casualty Insurance–1.75%
Fidelity National Financial, Inc.	633,978	30,906,427
Progressive Corp. (The)	247,430	19,965,127
		50,871,554
Railroads–1.51%
Union Pacific Corp.	244,777	43,917,889
Regional Banks–1.25%
East West Bancorp, Inc.	407,735	18,690,573
Huntington Bancshares, Inc.	1,313,081	17,818,509
		36,509,082
Restaurants–1.80%
McDonald’s Corp.	245,270	52,480,422
Shares		Value
Semiconductor Equipment–1.97%
Applied Materials, Inc.	561,155	$32,541,378
ASML Holding N.V., New York Shares (Netherlands)	88,624	24,873,212
		57,414,590
Semiconductors–1.50%
Texas Instruments, Inc.	361,347	43,596,515
Soft Drinks–1.31%
Coca-Cola Co. (The)	655,615	38,287,916
Specialized REITs–4.47%
American Tower Corp.	250,991	58,164,655
EPR Properties	461,465	32,934,757
Lamar Advertising Co., Class A	423,041	39,262,435
		130,361,847
Systems Software–6.19%
Microsoft Corp.	1,059,494	180,357,664
Technology Hardware, Storage & Peripherals–5.98%
Apple, Inc.	563,099	174,284,771
Total Common Stocks & Other Equity Interests (Cost $2,021,686,511)		2,904,707,321
Money Market Funds–0.17%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $5,119,835)(c)	5,119,835	5,119,835
TOTAL INVESTMENTS IN SECURITIES–99.83% (Cost $2,026,806,346)		2,909,827,156
OTHER ASSETS LESS LIABILITIES—0.17%		4,842,514
NET ASSETS–100.00%		$2,914,669,670
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,753,720,955	$150,986,366	$—	$2,904,707,321
Money Market Funds	5,119,835	—	—	5,119,835
Total Investments	$2,758,840,790	$150,986,366	$—	$2,909,827,156
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Rising Dividends Fund